CONTRACT LIABILITIES	12 Months Ended
Apr. 30, 2026
Other Liabilities Disclosure [Abstract]
CONTRACT LIABILITIES
6.	CONTRACT LIABILITIES

Contract liabilities are recognized when the Company receives initial deposits from customers. Contract liabilities will be recognized as revenue when promised services are provided. The Company’s contract liabilities are generally recognized as revenue within one year.

As of April 30, 2026, 2025 and 2024, contract liabilities consist of the following:

	2026	2025	2024
Balance at beginning of year	$13,743	$104,410	$-
Additions	-	13,743	104,410
Recognized as revenue during the year	$(13,743)	$(104,410)	$-
Balance at end of year	-	$13,743	$104,410